Income Taxes (Details) - Schedule of Deferred Tax Asset - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Total	$ 41,935,239	$ 33,703,711	$ 2,889,264
Property, plant and equipment [Member]
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Total	4,699,113
Capital losses [Member]
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Total	11,951,649
Digital Currencies [Member]
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Total	22,267
Share issue costs (Canada) [Member]
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Total	2,847,119	6,042,213	529,320
Stock based compensation [Member]
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Total	2,374,501	4,307,117
Lease liability [Member]
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Total	447,514
Other [Member]
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Total	315,521
Non-capital losses - USA [Member]
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Total	15,193,118	21,425,219
Non-capital losses - Canada [Member]
Income Taxes (Details) - Schedule of Deferred Tax Asset [Line Items]
Total	$ 4,084,437	$ 1,929,162	$ 2,359,944